Condensed Consolidated Balance Sheets - USD ($)	May 31, 2020	Feb. 29, 2020	Aug. 31, 2019	May 31, 2019	Feb. 28, 2019	Aug. 31, 2018	Aug. 31, 2017
Current assets
Cash	$ 10,835,000		$ 1,561,000			$ 1,650,000
Accounts receivable, net	179,000		86,000			36,000
Unbilled accounts receivable	2,133,000		1,137,000			310,000
Note receivable, current portion	1,291,000		0
Deposit - workers' compensation	473,000		235,000			83,000
Prepaid expenses	295,000		349,000			445,000
Other current assets	190,000		244,000			259,000
Current assets of discontinued operations	2,386,000		10,419,000			7,664,000
Total current assets	17,782,000		14,031,000			10,447,000
Fixed assets, net	2,382,000		3,320,000			2,990,000
Note receivable, net	5,108,000		0
Deposits - workers' compensation	347,000		754,000			110,000
Deposits and other assets	140,000		124,000			121,000
Non current assets of discontinued operations	1,749,000		5,567,000			2,134,000
Total assets	27,508,000		23,796,000			15,802,000
Current liabilities
Accounts payable and other accrued liabilities	2,823,000		4,455,000			3,185,000
Payroll related liabilities	8,704,000		8,533,000			4,415,000
Convertible notes, net	0		3,351,000			6,172,000
Accrued workers' compensation costs	473,000		235,000			15,000
Default penalties accrual			1,800,000			3,500,000
Derivative liability			3,756,000
Current liabilities of discontinued operations	2,386,000		10,058,000			5,369,000
Total current liabilities	14,386,000		32,188,000			22,656,000
Non-current liabilities
Accrued workers' compensation costs	1,098,000		525,000			45,000
Non-current liabilities of discontinued operations	5,533,000		3,853,000			856,000
Total liabilities	21,017,000		36,566,000			23,557,000
Commitments and contingencies
Stockholders' equity (deficit)
Preferred stock, 50,000,000 authorized shares; $0.0001 par value
Common stock, 750,000,000 authorized shares; $0.0001 par value; 3,857,316 and 909,222 shares issued as of May 31, 2020 and August 31, 2019
Additional paid-in capital	117,730,000		32,505,000			18,468,000
Treasury stock, at cost-0 and 13,953 shares as of May 31, 2020 and August 31, 2019			(325,000)
Accumulated deficit	(111,239,000)		(44,950,000)			(26,223,000)
Total stockholders' equity (deficit)	6,491,000	$ (441,000)	(12,770,000)	$ (3,419,000)	$ (4,764,000)	(7,755,000)	$ 5,616,000
Total liabilities and stockholders' equity (deficit)	$ 27,508,000		$ 23,796,000			$ 15,802,000